Loans and allowance for credit losses (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	January 31, 2021					January 31, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$15	$(7)	$(14)	$512	$402	$(7)	$(8)	$(20)	$367
Personal	1,309	69	(59)	(4)	1,315	935	121	(111)	(5)	940
Credit cards	1,246	25	(69)	(1)	1,201	832	177	(139)	(2)	868
Small business	140	8	(5)	–	143	61	14	(8)	(1)	66
Wholesale	2,795	(11)	(86)	(76)	2,622	1,165	102	(41)	(35)	1,191
Customers’ liability under acceptances	107	15	–	(1)	121	24	14	–	1	39
	$6,115	$121	$(226)	$(96)	$5,914	$3,419	$421	$(307)	$(62)	$3,471
Presented as:
Allowance for loan losses	$5,639				$5,478	$3,100				$3,139
Other liabilities – Provisions	363				309	295				292
Customers’ liability under acceptances	107				121	24				39
Other components of equity	6				6	–				1

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2021				January 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Transfers to stage 1	74	(69)	(5)	–	27	(18)	(9)	–
Transfers to stage 2	(6)	8	(2)	–	(4)	6	(2)	–
Transfers to stage 3	–	(13)	13	–	(1)	(8)	9	–
Originations	30	–	–	30	16	–	–	16
Maturities	(6)	(4)	–	(10)	(4)	(3)	–	(7)
Changes in risk, parameters and exposures	(104)	86	13	(5)	(45)	29	–	(16)
Write-offs	–	–	(9)	(9)	–	–	(12)	(12)
Recoveries	–	–	2	2	–	–	4	4
Exchange rate and other	(2)	(6)	(6)	(14)	(3)	(3)	(14)	(20)
Balance at end of period	$192	$162	$158	$512	$132	$80	$155	$367

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses
Transfers to stage 1	197	(196)	(1)	–	119	(119)	–	–
Transfers to stage 2	(27)	27	–	–	(19)	19	–	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(20)	21	–
Originations	33	–	–	33	25	–	–	25
Maturities	(22)	(27)	–	(49)	(12)	(23)	–	(35)
Changes in risk, parameters and exposures	(182)	198	69	85	(111)	141	101	131
Write-offs	–	–	(94)	(94)	–	–	(149)	(149)
Recoveries	–	–	35	35	–	–	38	38
Exchange rate and other	(2)	–	(2)	(4)	–	(1)	(4)	(5)
Balance at end of period	$476	$721	$118	$1,315	$273	$517	$150	$940

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses
Transfers to stage 1	226	(226)	–	–	118	(118)	–	–
Transfers to stage 2	(30)	30	–	–	(22)	22	–	–
Transfers to stage 3	(2)	(60)	62	–	–	(88)	88	–
Originations	2	–	–	2	2	–	–	2
Maturities	(2)	(8)	–	(10)	(1)	(8)	–	(9)
Changes in risk, parameters and exposures	(205)	231	7	33	(94)	227	51	184
Write-offs	–	–	(106)	(106)	–	–	(174)	(174)
Recoveries	–	–	37	37	–	–	35	35
Exchange rate and other	–	(1)	–	(1)	(2)	–	–	(2)
Balance at end of period	$353	$848	$–	$1,201	$174	$694	$–	$868

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses
Transfers to stage 1	13	(13)	–	–	1	(1)	–	–
Transfers to stage 2	(1)	1	–	–	(1)	1	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	9	–	–	9	3	–	–	3
Maturities	(6)	(3)	–	(9)	(1)	(1)	–	(2)
Changes in risk, parameters and exposures	(20)	20	8	8	(2)	4	11	13
Write-offs	–	–	(7)	(7)	–	–	(10)	(10)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	1	–	(1)	–	–	(1)	–	(1)
Balance at end of period	$74	$33	$36	$143	$29	$11	$26	$66

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses
Transfers to stage 1	129	(129)	–	–	27	(26)	(1)	–
Transfers to stage 2	(47)	61	(14)	–	(8)	9	(1)	–
Transfers to stage 3	(1)	(15)	16	–	(1)	(18)	19	–
Originations	207	–	–	207	66	–	–	66
Maturities	(165)	(139)	–	(304)	(43)	(53)	–	(96)
Changes in risk, parameters and exposures	(207)	257	36	86	(17)	99	50	132
Write-offs	–	–	(98)	(98)	–	–	(54)	(54)
Recoveries	–	–	12	12	–	–	13	13
Exchange rate and other	(16)	(22)	(38)	(76)	(5)	–	(30)	(35)
Balance at end of period	$895	$1,145	$582	$2,622	$300	$407	$484	$1,191

Credit Risk Exposure by Internal Risk Rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2020 Annual Report.

	As at
	January 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$280,049	$2,261	$–	$282,310	$270,396	$2,848	$–	$273,244
Medium risk	15,066	2,944	–	18,010	15,230	3,307	–	18,537
High risk	4,480	2,557	–	7,037	4,346	1,467	–	5,813
Not rated (1)	42,729	913	–	43,642	43,176	936	–	44,112
Impaired	–	–	678	678	–	–	638	638
	342,324	8,675	678	351,677	333,148	8,558	638	342,344
Items not subject to impairment (2)				255				253
Total				$351,932				$342,597

Loans outstanding – Personal
Low risk	$70,029	$806	$–	$70,835	$71,245	$1,084	$–	$72,329
Medium risk	4,028	4,903	–	8,931	3,974	5,415	–	9,389
High risk	814	1,625	–	2,439	817	1,416	–	2,233
Not rated (1)	7,900	149	–	8,049	7,704	144	–	7,848
Impaired	–	–	242	242	–	–	212	212
Total	$82,771	$7,483	$242	$90,496	$83,740	$8,059	$212	$92,011

Loans outstanding – Credit cards
Low risk	$11,271	$31	$–	$11,302	$11,824	$63	$–	$11,887
Medium risk	1,404	1,931	–	3,335	1,596	2,360	–	3,956
High risk	124	1,083	–	1,207	132	1,105	–	1,237
Not rated (1)	479	56	–	535	490	56	–	546
Total	$13,278	$3,101	$–	$16,379	$14,042	$3,584	$–	$17,626

Loans outstanding – Small business
Low risk	$3,766	$241	$–	$4,007	$2,034	$172	$–	$2,206
Medium risk	860	492	–	1,352	1,976	1,143	–	3,119
High risk	143	177	–	320	126	192	–	318
Not rated (1)	3	–	–	3	9	–	–	9
Impaired	–	–	90	90	–	–	90	90
Total	$4,772	$910	$90	$5,772	$4,145	$1,507	$90	$5,742

Undrawn loan commitments – Retail
Low risk	$217,435	$709	$–	$218,144	$214,176	$887	$–	$215,063
Medium risk	10,451	182	–	10,633	10,402	291	–	10,693
High risk	1,271	174	–	1,445	1,141	129	–	1,270
Not rated (1)	4,832	135	–	4,967	5,238	117	–	5,355
Total	$233,989	$1,200	$–	$235,189	$230,957	$1,424	$–	$232,381

Wholesale – Loans outstanding
Investment grade	$53,719	$158	$–	$53,877	$50,998	$328	$–	$51,326
Non-investment grade	112,706	24,676	–	137,382	112,434	26,575	–	139,009
Not rated (1)	9,509	438	–	9,947	7,093	432	–	7,525
Impaired	–	–	1,862	1,862	–	–	2,235	2,235
	175,934	25,272	1,862	203,068	170,525	27,335	2,235	200,095
Items not subject to impairment (2)				10,394				8,560
Total				$213,462				$208,655

Undrawn loan commitments – Wholesale
Investment grade	$237,339	$50	$–	$237,389	$242,244	$1,022	$–	$243,266
Non-investment grade	98,347	19,533	–	117,880	92,262	21,581	–	113,843
Not rated (1)	3,480	–	–	3,480	3,918	–	–	3,918
Total	$339,166	$19,583	$–	$358,749	$338,424	$22,603	$–	$361,027

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1)
,
(2)

	As at
	January 31, 2021			October 31, 2020
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,620	$165	$1,785	$1,013	$129	$1,142
Wholesale	693	11	704	574	13	587
	$2,313	$176	$2,489	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Loans in our payment deferral programs established to help clients manage through the challenges of the COVID-19 pandemic have been re-aged to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.